Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 5,065		$ 5,134		$ 5,612
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	151		84		104
Deferred income taxes, net	(2)		(2)		63
Accrued severance pay	111		113		(145)
Unrealized loss (gain) from marketable securities	(93)		78		30
Realized loss (gain) on sale of marketable securities, net	(24)		(32)		25
Employees share-based compensation	200		224		182
Gain on disposal of subsidiary	0		0		(893)
Decrease (increase) in accounts receivable:
Trade	805		(750)		(141)
Other	187		350		(680)
Decrease (increase) in prepaid expenses	(15)		138		(28)
Decrease in inventories	0		0		1
Increase (decrease) in accounts payable and accruals:
Trade	138		34		62
Other	20		664		(396)
Change in operation lease liability	(15)		0		0
Increase (decrease) in deferred revenues	153		(1,569)		(1,050)
Net cash provided by operating activities	6,681		4,466		2,746
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sales of (investment in) marketable securities, net	2,529		1,846		(798)
Acquisition of subsidiaries	(2,310)		0		0
Purchase of property and equipment	(52)		(46)		(71)
Severance pay funds	(139)		(105)		93
Proceeds from (investment in) short-term bank deposits	2,017		(2,612)		(1,170)
Proceeds from sale of subsidiary	0		0		1,169
Net cash provided by (used in) investing activities	2,045		(917)		(777)
CASH FLOWS FROM FINANCING ACTIVITIES:
Employee stock options exercised and paid			39		53
Dividend paid	(5,061)		(5,799)		(6,173)
Net cash used in financing activities	(5,061)		(5,760)		(6,120)
Translation adjustments on cash and cash equivilents	11		0		0
INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	3,676		(2,211)		(4,151)
BALANCE OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF YEAR	2,803	[1]	5,014		9,165
BALANCE OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF YEAR	6,479		2,803	[1]	5,014
SUPPLEMENTAL DISCLOSURE OF CASH FLOW AND NON-CASH ACTIVITIES:
Taxes paid (refunded)	12		(19)		935
Shares issued in respect of acquisition of a subsidiary from treasury shares	$ 757		$ 0		$ 0

[1]	Total cash and cash equivalents of $2,739 and restricted cash of $64 that included in other receivables.